SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE (Details) (Parenthetical) - $ / shares		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Options, exercise price		$ 0.13	$ 0.08	$ 0.13	$ 0.24
Option 3 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[1]	0.10
Option 3 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.15
Option 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.10
Option 4 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[1]	0.10
Option 4 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.15
Option 4 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.10
Option 5 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[1]	0.10
Option 5 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.15
Option 5 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.10
Option 6 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[2]	0.10
Option 6 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.28
Option 6 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.10
Option 7 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[3]	0.10
Option 7 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.24
Option 7 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.10
Option 9 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[4]	$ 0.10
Option 9 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			0.21
Option 9 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price			$ 0.10

[1]	Options repriced from $0.15 to $0.10 during the year ended December 31, 2020
[2]	Options repriced from $0.28 to $0.10 during the year ended December 31, 2020
[3]	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
[4]	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020